Note 9 - Related Party Transactions (Details Textual)	12 Months Ended
Oct. 31, 2013 USD ($)
Related Party One [Member]
Related Party Transaction, Rate	6.00%
Related Party Two [Member]
Related Party Transaction, Spread on Variable Rate	4.00%
Interest Expense, Related Party	$ 4,157